Pension and Post-Retirement and Post-Employment Benefits - Change in Projected Benefit Obligation and Change in Plan Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Change in plan assets
Employer contributions	$ 75	$ 87
Pension Benefits [Member]
Change in projected benefit obligation
Projected benefit obligation, beginning of year	8,258	7,774
Current service cost	176	147
Employee contributions	52	49
Interest cost	282	304
Benefit paid	(362)	(368)
Net actuarial loss (gain)	(654)	352
Recognition of prior service	0	0
Projected benefit obligation, end of year	7,752	8,258
Change in plan assets
Fair value of plan assets, beginning of year	7,277	6,874
Actual return on plan assets	190	662
Benefits paid	(362)	(368)
Employer contributions	75	87
Employee contributions	52	49
Administrative expenses	(27)	(27)
Fair value of plan assets, end of year	7,205	7,277
Unfunded status	547	981
Post-Retirement and Post-Employment Benefits [Member]
Change in projected benefit obligation
Projected benefit obligation, beginning of year	1,552	1,676
Current service cost	49	48
Employee contributions	0	0
Interest cost	54	67
Benefit paid	(49)	(44)
Net actuarial loss (gain)	(156)	(195)
Recognition of prior service	3	0
Projected benefit obligation, end of year	1,453	1,552
Change in plan assets
Fair value of plan assets, beginning of year	0	0
Actual return on plan assets	0	0
Benefits paid	(49)	(34)
Employer contributions	49	34
Employee contributions	0	0
Administrative expenses	0	0
Fair value of plan assets, end of year	0	0
Unfunded status	$ 1,453	$ 1,552